Stock Based Compensation - Summary of Status of Non-vested Restricted Shares (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Number of RSUs, Unvested Beginning of period	2,260	3,578	3,578
Number of RSUs, Forfeited	(565)	(189)
Number of RSUs, Unvested End of period	1,695	3,389	2,260	3,578
Weighted Average Grant Date Fair Value, Unvested RSUs Beginning of period	$ 70.00	$ 70.00	$ 70.00
Weighted Average Grant Date Fair Value, Forfeited	70.00	70.00
Weighted Average Grant Date Fair Value, Unvested RSUs End of period	$ 70.00	$ 70.00	$ 70.00	$ 70.00
Restricted Stock Units [Member]
Number of RSUs, Unvested Beginning of period	112,978	178,897	178,897	8,649
Number of RSUs, Granted				304,064
Number of RSUs, Forfeited			(37,674)	(34,845)
Number of RSUs, Vested			(28,245)	(98,971)
Number of RSUs, Unvested End of period			112,978	178,897
Weighted Average Grant Date Fair Value, Unvested RSUs Beginning of period	$ 1.40	$ 1.40	$ 1.40	$ 43.71
Weighted Average Grant Date Fair Value, Granted				1.40
Weighted Average Grant Date Fair Value, Forfeited			1.40	5.72
Weighted Average Grant Date Fair Value, Vested			1.40	2.50
Weighted Average Grant Date Fair Value, Unvested RSUs End of period			$ 1.40	$ 1.40